CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Treasury Stock
Balance at Nov. 30, 2011	$ 64,757	$ 6,550	$ 105,512	$ (44,214)	$ (3,091)
Balance (in shares) at Nov. 30, 2011		65,477,000
Increase (Decrease) in Stockholders' Equity
Net income (loss) and comprehensive income (loss)	5,565			5,565
Stock-based compensation, net of withholding taxes	1,423		1,423
Exercise of stock options	$ 20	$ 2	18
Exercise of stock options (in shares)	20,000	20,000
Issuance of restricted common stock (in shares)		1,797,000
Stock-based compensation, net of withholding taxes		$ 180	(180)
Excess tax benefit on stock-based compensation	$ (26)		(26)
Balance at Nov. 30, 2012	71,739	$ 6,732	106,747	(38,649)	(3,091)
Balance (in shares) at Nov. 30, 2012		67,294,000
Increase (Decrease) in Stockholders' Equity
Net income (loss) and comprehensive income (loss)	(7,314)			(7,314)
Stock-based compensation, net of withholding taxes	1,127		1,127
Exercise of stock options	$ 27	$ 2	25
Exercise of stock options (in shares)	21,794	22,000
Issuance of restricted common stock (in shares)		1,562,000
Stock-based compensation, net of withholding taxes		$ 156	(156)
Excess tax benefit on stock-based compensation	$ 190		190
Balance at Nov. 30, 2013	$ 65,769	$ 6,890	107,933	(45,963)	(3,091)
Balance (in shares) at Nov. 30, 2013	68,878,000	68,878,000
Increase (Decrease) in Stockholders' Equity
Net income (loss) and comprehensive income (loss)	$ 437			437
Embedded conversion feature net of taxes	2,058		2,058
Stock repurchase	(227)				(227)
Stock-based compensation, net of withholding taxes	595		595
Balance at Aug. 31, 2014	68,632	$ 6,979	110,497	(45,526)	(3,318)
Balance (in shares) at Aug. 31, 2014		69,767,000
Balance at Nov. 30, 2013	$ 65,769	$ 6,890	107,933	(45,963)	(3,091)
Balance (in shares) at Nov. 30, 2013	68,878,000	68,878,000
Increase (Decrease) in Stockholders' Equity
Net income (loss) and comprehensive income (loss)	$ (27,716)			(27,716)
Embedded conversion feature net of taxes	2,109		2,109
Stock repurchase	(227)				(227)
Stock-based compensation, net of withholding taxes	941		941
Issuance of restricted common stock (in shares)		944,000
Stock-based compensation, net of withholding taxes		$ 94	(94)
Excess tax benefit on stock-based compensation	121		121
Balance at Nov. 30, 2014	$ 40,997	$ 6,984	111,010	(73,679)	(3,318)
Balance (in shares) at Nov. 30, 2014	69,822,000	69,822,000
Balance at Aug. 31, 2014	$ 68,632	$ 6,979	110,497	(45,526)	(3,318)
Balance (in shares) at Aug. 31, 2014		69,767,000
Increase (Decrease) in Stockholders' Equity
Net income (loss) and comprehensive income (loss)	(28,152)
Balance at Nov. 30, 2014	$ 40,997	$ 6,984	111,010	(73,679)	(3,318)
Balance (in shares) at Nov. 30, 2014	69,822,000	69,822,000
Increase (Decrease) in Stockholders' Equity
Net income (loss) and comprehensive income (loss)	$ (19,285)			(19,285)
Stock repurchase	(117)				(117)
Stock-based compensation, net of withholding taxes	958		958
Balance at Aug. 31, 2015	$ 22,553	$ 7,082	$ 111,870	$ (92,964)	$ (3,435)
Balance (in shares) at Aug. 31, 2015	70,802,000	70,802,000